Per Share Data (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)
In fiscal 2023, 2024 and 2025, there was no stock compensation which was antidilutive.

	Millions of yen
	2023	2024	2025
Net Income attributable to ORIX Corporation shareholders	¥290,340	¥346,132	¥351,630
Adjustment to Net Income	0	(7)	(35)

Net income used to calculate basic earnings per share	290,340	346,125	351,595

Adjustment to Net Income	0	7	35

Net income used to calculate diluted earnings per share	¥290,340	¥346,132	¥351,630

	Thousands of shares
	2023	2024	2025

Weighted-average shares	1,180,356	1,159,367	1,142,503
Effect of dilutive securities
Stock compensation	1,589	1,943	2,275

Weighted-average shares for diluted EPS computation	1,181,945	1,161,310	1,144,778

	Millions of yen
	2023	2024	2025

	Thousands of shares
	2023	2024	2025

	Yen
	2023	2024	2025
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥245.98	¥298.55	¥307.74
Diluted	245.65	298.05	307.16

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation (2,496,724 shares, 2,783,978 shares and 3,182,417 shares in fiscal 2023, 2024 and 2025).